TRANSACTIONS AND BALANCES WITH RELATED PARTIES - Schedule of Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities, Current [Abstract]
Liabilities, Current	$ 2,150	$ 3,523	$ 2,196
Liabilities, Noncurrent [Abstract]
Liabilities, Noncurrent	3,527	3,329	59
Related Party [Member]
Liabilities, Current [Abstract]
Private warrants to purchase ordinary shares		1
Warrants to purchase preferred shares		0	186
Private warrants to purchase ordinary shares		1	0
Liabilities, Noncurrent [Abstract]
Sponsor Promissory Note	$ 3,190	2,961	0
Liabilities, Noncurrent		$ 2,962	$ 186